Cover	Nov. 23, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 23, 2021
Entity File Number	001-39894
Entity Registrant Name	ENVIRONMENTAL IMPACT ACQUISITION CORP.
Entity Central Index Key	0001822691
Entity Tax Identification Number	85-1914700
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	535 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	389-8109
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A common stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one Redeemable Warrant
Trading Symbol	ENVIU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ENVI
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	ENVIW
Security Exchange Name	NASDAQ